February 1, 2024	Mary C. Moynihan MMoynihan@perkinscoie.com D. +1.202.654.6254 F. +1.202.654.9697

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	WTI FUND XI, Inc., Form 10

Ladies and Gentlemen,

On behalf of WTI Fund XI, Inc. (“WTI Fund XI”), enclosed please find for filing with the Securities and Exchange Commission Form 10, by which WTI Fund XI registers its securities pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended.

Very truly yours,

/s/ Mary C. Moynihan

Mary C. Moynihan